Intangible Assets - Summary of Sensitivity Analysis for Cash Generating Unit (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₨ 812	$ 9
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 65,090
Impairment Test Two [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	12.54%		13.22%
Percentage of currently estimated PLF	27.89%		28.23%
Impairment Test Three [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	12.78%		12.25%
Percentage of currently estimated PLF	23.45%		22.86%
Impairment Test Five [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	12.39%		12.15%
Percentage of currently estimated PLF	18.13%		18.47%
Impairment Test Five [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	14.77%		14.15%
Percentage of currently estimated PLF	24.62%		25.36%
Ostro Energy Group [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill | $		$ 812
Ostro Energy Group [member] | Impairment Test One [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	12.71%		12.15%
Percentage of currently estimated PLF	26.17%		26.27%
Percentage of increase in discount rate	0.50%	0.50%
Ostro Energy Group [member] | Impairment Test One [Member] | Discount Rate [Member]
Disclosure of detailed information about intangible assets [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 2,312
Ostro Energy Group [member] | Impairment Test One [Member] | Pay Load Factor [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of decrease in PLF	0.50%	0.50%
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 1,565
3E NV [Member] | Impairment Test Four [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₨ 402		₨ 603
Percentage of increase in discount rate	0.50%	0.50%
Estimated revenue growth rate	16.80%	16.80%
Estimated revenue growth rate five years and thereafter	12.70%	12.70%
Percentage of terminal growth rate	2.20%	2.20%
Estimated revenue discount rate five years and thereafter	25.00%	25.00%
Reduction in revenue growth rate	1.00%	1.00%